Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid (received) for
Interest	$ 1,027	$ 1,007
Income taxes	(26)	(37)
Change in working capital
Accounts receivable and other current assets	(84)	1
Prepaid expenses	(15)	(8)
Inventories	(36)	(13)
Regulatory assets - current portion	(49)	(75)
Accounts payable and other current liabilities	(100)	(8)
Regulatory liabilities - current portion	(150)	(65)
Change in working capital	(434)	(168)
Non-cash investing and financing activities
Accrued capital expenditures	400	382
Common share dividends reinvested	114	299
Contributions in aid of construction	13	15
Right-of-use assets obtained in exchange for operating lease liabilities	3	55
Exercise of stock options into common shares	3	5
Finance leases	$ 2	$ 88